Equity - Schedule of Changes in share of associates, joint ventures and other reserves (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Disclosure of reserves within equity [Line Items]
Opening balance	€ 3,621		€ 4,362
Closing balance	4,013	[1]	3,621	€ 4,362
Share of associates, joint ventures and other reserves [Member]
Disclosure of reserves within equity [Line Items]
Opening balance	2,940		2,527	2,235
Effect of change in accounting policy due to the implementation of IFRS 9			(28)
Result for the year	180		160	153
Transfer to/from retained earnings	69		280	139
Closing balance	€ 3,189		€ 2,940	€ 2,527

[1]

1 The amounts for the period ended December 2019 have been prepared in accordance with IFRS 16. The right-of-use-assets are presented under line-item 'Property and Equipment' and the lease liability is included in line-item 'Other liabilities'. Prior period amounts have not been restated.